Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 4,077	$ 4,081	$ 6,069
Charged to costs and expenses		2,863
Deductions-describe	[1]		4	1,988
Balance at end of period		6,940	4,077	4,081
Allowance for uncollectible notes receivable
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		1,486	809	440
Charged to costs and expenses				369
Charged to other accounts-describe	[2]		1,103
Deductions-describe	[1]	901	426
Balance at end of period		585	1,486	809
Inventory valuation allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		119,189	99,026	96,817
Charged to costs and expenses		13,365	11,762	1,165
Charged to other accounts-describe	[3]	1,400	9,942	1,044
Deductions-describe	[4]	3,370	1,541
Balance at end of period		$ 130,584	$ 119,189	$ 99,026

[1]	Write off of uncollectible accounts and change in estimates.
[2]	Application of reserves to acquired notes receivable.
[3]	Application of reserve policy to acquired inventories.
[4]	Divestitures.